Segment, Geographic and Customer Concentration Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment, Geographic and Customer Concentration Information
Segment, Geographic and Customer Concentration Information

Note 16. Segment, Geographic and Customer Concentration Information

The Company conducts its business in one operating segment that develops and produces Lidar sensors for use in industrial, 3D mapping, drones and auto applications. The Company’s Chief Executive Officer is the chief operating decision maker (CODM). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis, accompanied by disaggregated information about sales and gross margin by product group. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company.

The Company reports revenue by region and country based on the location where its customers accept delivery of its products and services. Revenue by region was as follows (dollar amount in thousands):

	Three Months Ended March 31,
	2021		2020
		% of		% of
	Revenue	Revenue	Revenue	Revenue
Revenue by geography:
North America	$5,044	28%	$9,253	54%
Asia Pacific	9,506	54%	5,624	33%
Europe, Middle East and Africa	3,176	18%	2,154	13%
Total	$17,726	100%	$17,031	100%

Revenue by countries and customers accounted for more than 10% of revenue was as follows:

	Three Months Ended March 31,
	2021	2020
Countries over 10% of Revenue:
U.S.	26%	31%
China	45%	13%
Sweden	13%	*
Canada	*	23%
Number of Customers accounted for over 10% of Revenue:	2	2

The Company’s long-lived assets, consisting primarily of property, plant and equipment, were primarily located in the United States as of March 31, 2021 and December 31, 2020.

Note 16. Segment, Geographic and Customer Concentration Information

The Company conducts its business in one operating segment that develops and produces lidar sensors for use in industrial, 3D mapping, drones and auto applications. The Company’s Chief Executive Officer is the chief operating decision maker (CODM). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis, accompanied by disaggregated information about sales and gross margin by product group. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company.

The Company reports revenue by region and country based on the location where its customers accept delivery of its products and services. Revenue by region was as follows (dollar amount in thousands):

	Year Ended December 31,
	2020		2019		2018
		% of		% of		% of
	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
Revenue by geography:
North America	$41,228	43%	$49,634	49%	$84,541	59%
Asia Pacific	39,310	41%	28,791	28%	39,770	28%
Europe, Middle East and Africa	14,824	16%	22,973	23%	18,635	13%
Total	$95,362	100%	$101,398	100%	$142,946	100%

Revenue by countries and customers accounted for more than 10% of revenue was as follows:

	Year Ended December 31,
	2020	2019	2018
Countries over 10% of Revenue:
U.S.	34%	46%	59%
China	31%	11%	21%
Number of Customers accounted for over 10% of Revenue:	2	2	2

The Company’s long-lived assets, consisting primarily of property, plant and equipment, were primarily located in the United States as of December 31, 2020 and December 31, 2019.